Advances for vessels under construction and acquisition of vessels (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Vessels [Line Items]
Total	$ 127,910	$ 454,612
Advances for vessels under construction and acquisition of vessels
Vessels [Line Items]
Pre-delivery yard installments and fair value adjustment (Note 1)	65,009	408,870
Bareboat capital leases - upfront hire & handling fees	54,428	31,467
Capitalized interest and finance costs	6,301	10,654
Other capitalized costs (Note 3)	2,172	3,542
Advances for secondhand vessels	0	79
Total	$ 127,910	$ 454,612